Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Common Share Repurchases and Issuances

The following table summarizes our common share repurchases and issuances.

	Years Ended December 31,
	2013	2012	2011
Common stock repurchased(1)	26,987,043	58,038,239	19,054,115
Average purchase price per share(2)	$22.26	$15.52	$15.77
Shares repurchased related to employee stock-based compensation plans(3)	6,365,002	4,547,785	3,024,662
Average purchase price per share	$21.76	$15.86	$15.71
Common shares issued(4)	9,702,976	6,432,643	3,886,217

(1)	Common shares purchased under our share repurchase program, of which $200 million remained available as of December 31, 2013.

(2)	Average purchase price per share includes purchase commission costs.

(3)	Comprises shares withheld from stock option exercises and vesting of restricted stock for employees’ tax withholding obligations and shares tendered by employees to satisfy option exercise costs.

(4)	Common shares issued under our various compensation and benefit plans.